Long-Term Debt - Scheduled Principal Payments (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
Scheduled principal payments on long-term debt in 2015	$ 4
Scheduled principal payments on long-term debt in 2016	4
Scheduled principal payments on long-term debt in 2017	4
Scheduled principal payments on long-term debt in 2018	4
Scheduled principal payments on long-term debt in 2019	$ 4